Segment Information - Schedule of Revenue by Geographical Area (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue by geographical area	$ 4,888,824	$ 4,368,509	$ 3,703,738
Percentage, revenue by geographical area	100.00%	100.00%	100.00%
Hong Kong [Member]
Segment Reporting Information [Line Items]
Revenue by geographical area	$ 3,941,550	$ 3,647,946	$ 2,976,716
Percentage, revenue by geographical area	80.60%	83.50%	80.40%
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue by geographical area	$ 947,274	$ 720,563	$ 727,022
Percentage, revenue by geographical area	19.40%	16.50%	19.60%